Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	$ 343,479	$ 268,477
Other comprehensive income (loss)	63	2,243	$ 753
Balance, end of period	442,387	343,479	268,477
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(8)	(3)	(27)
Unrealized gains (losses), net of tax	(42)	77	(14)
Tax expense (benefit) included in provision for income taxes	(13)	21	(10)
Amounts reclassified from accumulated other comprehensive loss	50	(82)	38
Other comprehensive income (loss)	8	(5)	24
Balance, end of period	0	(8)	(3)
Derivatives | Other Income (Expense), Net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for (gains) losses included in other income (expense), net	63	(103)	48
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(1,051)	(2,625)	(3,582)
Unrealized gains (losses), net of tax	232	1,560	915
Tax expense (benefit) included in provision for income taxes	4	(3)	(11)
Amounts reclassified from accumulated other comprehensive loss	(17)	14	42
Other comprehensive income (loss)	215	1,574	957
Balance, end of period	(836)	(1,051)	(2,625)
Investments | Other Income (Expense), Net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for (gains) losses included in other income (expense), net	(21)	17	53
Translation adjustments and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(2,288)	(2,962)	(2,734)
Other comprehensive income (loss)	(160)	674	(228)
Balance, end of period	(2,448)	(2,288)	(2,962)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(3,347)	(5,590)	(6,343)
Other comprehensive income (loss)	63	2,243	753
Balance, end of period	$ (3,284)	$ (3,347)	$ (5,590)